Line of Credit (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 09, 2019
Line of credit term	1 year	1 year
Line of credit interest rate	9.72%	9.72%
Penalty interest	11.72%	11.72%
Line of credit facility interest expense		$ 952	$ 574
Short term line of credit		$ 0	$ 24,483
Orbsat Satcom Corp [Member] | Short Term Loan Agreement [Member]
Line of credit				$ 29,000